Other liabilities (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Other liabilities [Abstract]
Financial liabilities		R$ 79,121,127	R$ 62,598,235
Credit card transactions	[1]	21,595,677	22,887,885
Foreign exchange transactions	[2]	31,546,034	19,801,468
Loan assignment obligations		6,594,471	8,058,619
Capitalization bonds		8,837,770	8,186,955
Securities trading		4,822,215	3,321,219
Lease liabilities (Note 37a)		5,724,960	342,089
Other liabilities		34,023,453	34,157,435
Third party funds in transit	[3]	7,296,234	7,135,635
Provision for payments		9,172,457	8,266,532
Sundry creditors		3,778,494	3,137,923
Social and statutory		933,003	4,966,975
Other taxes payable		2,176,673	1,757,283
Liabilities for acquisition of assets and rights		1,493,329	1,206,376
Other		9,173,263	7,686,711
Total		R$ 113,144,580	R$ 96,755,670

[1]	Refers to amounts payable to merchants;
[2]	Primarily refers to Bradesco's sales in foreign currency to customers and its rights in domestic currency, resulting from exchange sale operations;
[3]	Primarily refers to payment orders issued domestically and the amount of payment orders in foreign currency coming from overseas.